BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Nov. 30, 2020
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]

Rand/USD

 Period end rate: R15.4216 (August 31, 2020 R 16.8916)

 3-month period average rate: R16.2444 (November 30, 2019 R14.8490)

CAD/USD

 Period end rate: C$1.2965 (August 31, 2020 C$1.3042)

 3-month period average rate: C$1.3172 (November 30, 2019 C$1.3222)